WCM Focused Small Cap Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.4%
	COMMUNICATIONS — 1.6%
125,500	Hemisphere Media Group, Inc. - Class A*	$1,310,220
	CONSUMER DISCRETIONARY — 21.6%
17,700	American Woodmark Corp.*	1,531,227
25,800	America's Car-Mart, Inc.*	3,064,524
64,000	Beacon Roofing Supply, Inc.*	2,545,280
21,600	Dorman Products, Inc.*	1,961,928
41,900	ePlus, Inc.*	3,521,276
132,500	KAR Auction Services, Inc.	2,445,950
42,700	Wyndham Hotels & Resorts, Inc.	2,483,859
		17,554,044
	CONSUMER STAPLES — 3.4%
44,000	Inter Parfums, Inc.	2,735,920
	ENERGY — 3.0%
29,500	EnerSys	2,425,785
	FINANCIALS — 12.1%
15,400	Enstar Group Ltd.*	3,083,234
86,600	Focus Financial Partners, Inc. - Class A*	4,120,428
12,800	Virtus Investment Partners, Inc.	2,688,000
		9,891,662
	HEALTH CARE — 4.8%
26,700	Addus HomeCare Corp.*	3,005,085
8,331	Emergent BioSolutions, Inc.*	890,167
		3,895,252
	INDUSTRIALS — 26.1%
143,200	BrightView Holdings, Inc.*	2,030,576
8,400	Chase Corp.	842,016
37,800	Crane Co.	2,860,704
24,900	EMCOR Group, Inc.	2,198,670
77,400	Healthcare Services Group, Inc.	2,509,308
16,500	Landstar System, Inc.	2,300,100
65,900	SP Plus Corp.*	1,911,100
47,800	U.S. Ecology, Inc.	1,577,400
17,600	UniFirst Corp.	3,745,280
23,900	Vectrus, Inc.*	1,228,460
		21,203,614

WCM Focused Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 2.9%
137,800	Element Solutions, Inc.	$2,346,734
	REAL ESTATE — 4.8%
26,800	Jones Lang LaSalle, Inc.*	3,918,428
	TECHNOLOGY — 13.1%
29,400	Cass Information Systems, Inc.	1,193,640
20,800	CMC Materials, Inc.	3,064,048
32,500	Manhattan Associates, Inc.*	3,679,975
214,400	Verra Mobility Corp.*	2,744,320
		10,681,983
	TOTAL COMMON STOCKS
	(Cost $64,964,657)	75,963,642

Principal Amount
	SHORT-TERM INVESTMENTS — 6.6%
$5,366,858	UMB Money Market II Special, 0.01%[1]	5,366,858
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,366,858)	5,366,858
	TOTAL INVESTMENTS — 100.0%
	(Cost $70,331,515)	81,330,500
	Other Assets in Excess of Liabilities — 0.0%	35,238
	TOTAL NET ASSETS — 100.0%	$81,365,738

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.